Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 6, 2022, Cigna Corporation issued a press release announcing its financial results for the quarter ended March 31, 2022, and filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission to furnish the press release. This Amendment No. 1 to the Current Report on Form 8-K/A is being filed solely to furnish the press release furnished in Item 9.01 of the Original 8-K as the press release does not appear in the Original 8-K on the SEC’s website. No other changes have been made to the Original 8-K.
Document Period End Date	May 06, 2022
Entity File Number	001-38769
Entity Registrant Name	Cigna Corporation
Entity Central Index Key	0001739940
Entity Tax Identification Number	82-4991898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Cottage Grove Road
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	(860)
Local Phone Number	226-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false